Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2022						$ 20	$ 16,213,997	$ (14,613,710)	$ 18,781	$ 1,619,088
Balance, shares at Dec. 31, 2022			[1]		[1]	142,857
Restructuring of share class						$ (20)	20
Restructuring of share class, shares		128,571	[1]	14,286	[1]	(142,857)
Share-based compensation							861,551			861,551
Proceeds from IPO offering, net		$ 8,047,695								8,047,695
Proceeds from IPO offering, net, shares	[1]	14,286
Foreign currency translation									259,131	259,131
Net loss for the year								(6,594,442)		(6,594,442)
Balance at Dec. 31, 2023		$ 8,047,695					17,075,568	(21,208,152)	277,912	4,193,023
Balance, shares at Dec. 31, 2023		142,857	[1]	14,286	[1]
Share-based compensation							235,038			235,038
Foreign currency translation									(137,033)	(137,033)
Net loss for the year								(7,292,922)		(7,292,922)
Issuance of ordinary shares for settlement of service fees							782,414			782,414
Issuance of ordinary shares for settlement of service fees, shares	[1]	26,544
Share based compensation, shares	[1]	4,323
Issuance of ordinary shares for share-based compensation
Issuance of ordinary shares for share-based compensation, shares	[1]	31,134
Issuance of ordinary shares for conversion of promissory notes							335,415			335,415
Issuance of ordinary shares for conversion of promissory notes, shares	[1]	21,516
Issuance of ordinary shares for private placement							1,004,439			1,004,439
Issuance of ordinary shares for private placement, shares	[1]	51,546
Issuance of ordinary shares for acquisition of an intangible asset							903,995			903,995
Issuance of ordinary shares for acquisition of an intangible asset, shares	[1]	45,000
Issuance of ordinary shares for acquisition of a subsidiary							1,255,549			1,255,549
Issuance of ordinary shares for acquisition of a subsidiary, shares	[1]	62,500
Balance at Dec. 31, 2024		$ 8,047,695					21,592,418	(28,501,074)	140,879	1,279,918	[2]
Balance, shares at Dec. 31, 2024		385,420	[1]	14,286	[1]
Foreign currency translation									(61,583)	(61,583)
Net loss for the year								(8,611,637)		(8,611,637)
Issuance of ordinary shares for share-based compensation							479,600			479,600
Issuance of ordinary shares for share-based compensation, shares	[1]	272,500
Issuance of ordinary shares to acquire equity-method investment							1,875,000			1,875,000
Issuance of ordinary shares to acquire equity-method investment, shares	[1]	75,000
Issuance of ordinary shares for the offerings							9,176,098			9,176,098
Issuance of ordinary shares for the offerings, shares		2,003,515	[1]		[1]
Balance at Dec. 31, 2025		$ 8,047,695					$ 33,123,116	$ (37,112,711)	$ 79,296	$ 4,137,396	[2]
Balance, shares at Dec. 31, 2025		2,736,435	[1]	14,286	[1]

[1]	The consolidated financial statements have been adjusted to reflect the 1-for-20 reverse share split effective January 13, 2026.
[2]	The consolidated financial statements have been adjusted to reflect the 1-for-20 reverse share split effective January 13, 2026.